Accounts Receivable, Accounts Payable and Accrued Liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Trade accounts receivable, less doubtful accounts and allowances	$ 600,215	$ 591,854
Other receivables	20,104	23,247
Accounts receivable, net	620,319	615,101
Allowance for Doubtful Accounts Receivable	22,975	26,723
Accounts Payable, Current [Abstract]
Accounts payable and accrued liabilities	385,927	352,356
Accrued compensation and related benefits	140,396	148,370
Total accounts payable and accrued liabilities	526,323	500,726
Allowance for doubtful accounts[Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Begining of Period	26,723	27,854	$ 32,598
Additions - Charged to Costs and Expenses	33,830	29,718	39,982
Deductions	(37,578)	(30,849)	(44,726)
Balance at End of Period	$ 22,975	$ 26,723	$ 27,854